Taxes Payable (Tables)	12 Months Ended
Oct. 31, 2024
Taxes Payable [Abstract]
Schedule of Taxes Payable	Taxes payable comprised of the following:
	October 31,	October 31,
	2024	2023
Value-added tax, net	7,352	-
Other taxes	(11)	-
Total	7,341	-